Shareholder Report, Holdings (Details)	Dec. 31, 2025
C000098721 | NVIDIA Corp. - FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000098721 | Apple, Inc. - FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000098721 | Microsoft Corp. - FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000098721 | U.S. Treasury Notes, 2.375 - FR_912828X88
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000098721 | Amazon.com, Inc. - FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000098721 | U.S. Treasury Notes, 2.250 - FR_9128283F5
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000098721 | Alphabet, Inc., Class A - FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000098721 | Broadcom, Inc. - FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000098721 | Alphabet, Inc., Class C - FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000098721 | Meta Platforms, Inc., Class A - FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000098721 | Security TypeCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	64.70%
C000098721 | Security TypeGovernments - Treasuries
Holdings [Line Items]
Percent of Net Asset Value	33.50%
C000098721 | Security TypeAgencies
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000098721 | Security TypePurchased Options - Puts
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000098721 | Others
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000098721 | Security Type Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.70%)
C000098722 | NVIDIA Corp. - FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000098722 | Apple, Inc. - FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000098722 | Microsoft Corp. - FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000098722 | U.S. Treasury Notes, 2.375 - FR_912828X88
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000098722 | Amazon.com, Inc. - FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000098722 | U.S. Treasury Notes, 2.250 - FR_9128283F5
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000098722 | Alphabet, Inc., Class A - FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000098722 | Broadcom, Inc. - FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000098722 | Alphabet, Inc., Class C - FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000098722 | Meta Platforms, Inc., Class A - FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000098722 | Security TypeCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	64.70%
C000098722 | Security TypeGovernments - Treasuries
Holdings [Line Items]
Percent of Net Asset Value	33.50%
C000098722 | Security TypeAgencies
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000098722 | Security TypePurchased Options - Puts
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000098722 | Others
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000098722 | Security Type Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.70%)
C000028852 | iShares Core S&P 500 ETF - FR_464287200
Holdings [Line Items]
Percent of Net Asset Value	34.60%
C000028852 | iShares Core U.S. Aggregate Bond ETF - FR_464287226
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000028852 | Vanguard Total Bond Market ETF - FR_921937835
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000028852 | iShares Core MSCI EAFE ETF - FR_46432F842
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000028852 | iShares Core MSCI Emerging Markets ETF - FR_46434G103
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000028852 | U.S. Treasury Inflation Index, 0.125 - FR_91282CDX6
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000028852 | Vanguard Mid-Cap ETF - FR_922908629
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000028852 | S&P 500 Index, 6800.000 - FR_ADI379B99
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000028852 | Vanguard Real Estate ETF - FR_922908553
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000028852 | S&P 500 Index, 6800.000 - FR_ADI34YG27
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000028852 | 15445735
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000028852 | 15445323
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000028852 | AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	90.20%
C000028852 | AssetInflation-Linked Securities
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000028852 | AssetPurchased Options - Puts
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000028852 | AssetPurchased Options - Calls
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000028853 | iShares Core S&P 500 ETF - FR_464287200
Holdings [Line Items]
Percent of Net Asset Value	34.60%
C000028853 | iShares Core U.S. Aggregate Bond ETF - FR_464287226
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000028853 | Vanguard Total Bond Market ETF - FR_921937835
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000028853 | iShares Core MSCI EAFE ETF - FR_46432F842
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000028853 | iShares Core MSCI Emerging Markets ETF - FR_46434G103
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000028853 | U.S. Treasury Inflation Index, 0.125 - FR_91282CDX6
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000028853 | Vanguard Mid-Cap ETF - FR_922908629
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000028853 | S&P 500 Index, 6800.000 - FR_ADI379B99
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000028853 | Vanguard Real Estate ETF - FR_922908553
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000028853 | S&P 500 Index, 6800.000 - FR_ADI34YG27
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000028853 | 15445735
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000028853 | 15445323
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000028853 | AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	90.20%
C000028853 | AssetInflation-Linked Securities
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000028853 | AssetPurchased Options - Puts
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000028853 | AssetPurchased Options - Calls
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000028862 | Alphabet, Inc., Class C - FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000028862 | Johnson & Johnson - FR_478160104
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000028862 | JPMorgan Chase & Co. - FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000028862 | Berkshire Hathaway, Inc., Class B - FR_084670702
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000028862 | RTX Corp. - FR_75513E101
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000028862 | Cisco Systems, Inc. - FR_17275R102
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000028862 | Walmart, Inc. - FR_931142103
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000028862 | Citigroup, Inc. - FR_172967424
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000028862 | Philip Morris International, Inc. - FR_718172109
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000028862 | Wells Fargo & Co. - FR_949746101
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000028862 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	20.60%
C000028862 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000028862 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000028862 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000028862 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000028862 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000028862 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000028862 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000028862 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000028862 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000028862 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000028862 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000028863 | Alphabet, Inc., Class C - FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000028863 | Johnson & Johnson - FR_478160104
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000028863 | JPMorgan Chase & Co. - FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000028863 | Berkshire Hathaway, Inc., Class B - FR_084670702
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000028863 | RTX Corp. - FR_75513E101
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000028863 | Cisco Systems, Inc. - FR_17275R102
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000028863 | Walmart, Inc. - FR_931142103
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000028863 | Citigroup, Inc. - FR_172967424
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000028863 | Philip Morris International, Inc. - FR_718172109
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000028863 | Wells Fargo & Co. - FR_949746101
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000028863 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	20.60%
C000028863 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000028863 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000028863 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000028863 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000028863 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000028863 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000028863 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000028863 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000028863 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000028863 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000028863 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000028828 | Roche Holding AG - FR_711038901
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000028828 | Shell PLC - FR_BP6MXT901
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000028828 | Airbus SE - FR_401225909
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000028828 | Industria de Diseno Textil SA - FR_ACI08XL68
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000028828 | Anheuser-Busch InBev SA/NV - FR_ACI0PX3F9
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000028828 | CRH PLC - FR_G25508105
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000028828 | AXA SA - FR_708842901
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000028828 | Samsung Electronics Co., Ltd. - FR_677172009
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000028828 | Haleon PLC - FR_BMX86B908
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000028828 | Prudential PLC - FR_070995006
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000028828 | Country SummaryJapan
Holdings [Line Items]
Percent of Net Asset Value	22.40%
C000028828 | Country SummaryUnited Kingdom
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000028828 | Country SummaryFrance
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000028828 | Country SummaryUnited States
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000028828 | Country SummaryItaly
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000028828 | Country SummaryNetherlands
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000028828 | Country SummarySwitzerland
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000028828 | Country SummarySpain
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000028828 | Country SummaryDenmark
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000028828 | Country SummaryHong Kong
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000028828 | Country SummaryGermany
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000028828 | Country SummaryAustralia
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000028828 | Country SummaryBelgium
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000028828 | Country SummarySouth Korea
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000028828 | Country SummaryTaiwan
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000028828 | Country Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000028828 | 15445742
Holdings [Line Items]
Percent of Net Asset Value	(2.70%)
C000028828 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000028828 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000028828 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000028828 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000028828 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000028828 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000028828 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000028828 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000028828 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000028828 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000028828 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000028828 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(2.70%)
C000028828 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000028829 | Roche Holding AG - FR_711038901
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000028829 | Shell PLC - FR_BP6MXT901
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000028829 | Airbus SE - FR_401225909
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000028829 | Industria de Diseno Textil SA - FR_ACI08XL68
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000028829 | Anheuser-Busch InBev SA/NV - FR_ACI0PX3F9
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000028829 | CRH PLC - FR_G25508105
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000028829 | AXA SA - FR_708842901
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000028829 | Samsung Electronics Co., Ltd. - FR_677172009
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000028829 | Haleon PLC - FR_BMX86B908
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000028829 | Prudential PLC - FR_070995006
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000028829 | Country SummaryJapan
Holdings [Line Items]
Percent of Net Asset Value	22.40%
C000028829 | Country SummaryUnited Kingdom
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000028829 | Country SummaryFrance
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000028829 | Country SummaryUnited States
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000028829 | Country SummaryItaly
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000028829 | Country SummaryNetherlands
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000028829 | Country SummarySwitzerland
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000028829 | Country SummarySpain
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000028829 | Country SummaryDenmark
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000028829 | Country SummaryHong Kong
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000028829 | Country SummaryGermany
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000028829 | Country SummaryAustralia
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000028829 | Country SummaryBelgium
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000028829 | Country SummarySouth Korea
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000028829 | Country SummaryTaiwan
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000028829 | Country Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000028829 | 15445742
Holdings [Line Items]
Percent of Net Asset Value	(2.70%)
C000028829 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000028829 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000028829 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000028829 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000028829 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000028829 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000028829 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000028829 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000028829 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000028829 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000028829 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000028829 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(2.70%)
C000028829 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000028830 | NVIDIA Corp. - FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000028830 | Apple, Inc. - FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000028830 | Microsoft Corp. - FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000028830 | Amazon.com, Inc. - FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000028830 | Broadcom, Inc. - FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000028830 | Alphabet, Inc., Class C - FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000028830 | Meta Platforms, Inc., Class A - FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000028830 | Visa, Inc., Class A - FR_92826C839
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000028830 | Eli Lilly & Co. - FR_532457108
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000028830 | Netflix, Inc. - FR_64110L106
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000028830 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000028830 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000028830 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000028830 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000028830 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	37.00%
C000028830 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000028830 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000028830 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000028830 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000028830 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000028831 | NVIDIA Corp. - FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000028831 | Apple, Inc. - FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000028831 | Microsoft Corp. - FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000028831 | Amazon.com, Inc. - FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000028831 | Broadcom, Inc. - FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000028831 | Alphabet, Inc., Class C - FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000028831 | Meta Platforms, Inc., Class A - FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000028831 | Visa, Inc., Class A - FR_92826C839
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000028831 | Eli Lilly & Co. - FR_532457108
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000028831 | Netflix, Inc. - FR_64110L106
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000028831 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000028831 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000028831 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000028831 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000028831 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	37.00%
C000028831 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000028831 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000028831 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000028831 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000028831 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000028836 | Credo Technology Group Holding Ltd. - FR_G25457105
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000028836 | Fabrinet - FR_G3323L100
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000028836 | Guardant Health, Inc. - FR_40131M109
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000028836 | SPX Technologies, Inc. - FR_78473E103
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000028836 | Semtech Corp. - FR_816850101
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000028836 | Glaukos Corp. - FR_377322102
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000028836 | Advanced Energy Industries, Inc. - FR_007973100
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000028836 | Piper Sandler Cos. - FR_724078100
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000028836 | Kratos Defense & Security Solutions, Inc. - FR_50077B207
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000028836 | Bloom Energy Corp., Class A - FR_093712107
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000028836 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	25.40%
C000028836 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000028836 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	24.40%
C000028836 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000028836 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	24.00%
C000028836 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000028836 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000028836 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000028836 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000028836 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000028836 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(3.80%)
C000028837 | Credo Technology Group Holding Ltd. - FR_G25457105
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000028837 | Fabrinet - FR_G3323L100
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000028837 | Guardant Health, Inc. - FR_40131M109
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000028837 | SPX Technologies, Inc. - FR_78473E103
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000028837 | Semtech Corp. - FR_816850101
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000028837 | Glaukos Corp. - FR_377322102
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000028837 | Advanced Energy Industries, Inc. - FR_007973100
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000028837 | Piper Sandler Cos. - FR_724078100
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000028837 | Kratos Defense & Security Solutions, Inc. - FR_50077B207
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000028837 | Bloom Energy Corp., Class A - FR_093712107
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000028837 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	25.40%
C000028837 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000028837 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	24.40%
C000028837 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000028837 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	24.00%
C000028837 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000028837 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000028837 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000028837 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000028837 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000028837 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(3.80%)
C000028838 | TechnipFMC PLC - FR_G87110105
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000028838 | Jones Lang LaSalle, Inc. - FR_48020Q107
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000028838 | Reliance, Inc. - FR_759509102
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000028838 | First Citizens BancShares, Inc./NC, Class A - FR_31946M103
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000028838 | Tenet Healthcare Corp. - FR_88033G407
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000028838 | IDACORP, Inc. - FR_451107106
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000028838 | Hanover Insurance Group, Inc. (The) - FR_410867105
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000028838 | BJ's Wholesale Club Holdings, Inc. - FR_05550J101
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000028838 | Globus Medical, Inc., Class A - FR_379577208
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000028838 | Invesco Ltd. - FR_G491BT108
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000028838 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000028838 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000028838 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	23.50%
C000028838 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000028838 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000028838 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000028838 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000028838 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000028838 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000028838 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000028838 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000028838 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000028838 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000028839 | TechnipFMC PLC - FR_G87110105
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000028839 | Jones Lang LaSalle, Inc. - FR_48020Q107
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000028839 | Reliance, Inc. - FR_759509102
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000028839 | First Citizens BancShares, Inc./NC, Class A - FR_31946M103
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000028839 | Tenet Healthcare Corp. - FR_88033G407
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000028839 | IDACORP, Inc. - FR_451107106
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000028839 | Hanover Insurance Group, Inc. (The) - FR_410867105
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000028839 | BJ's Wholesale Club Holdings, Inc. - FR_05550J101
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000028839 | Globus Medical, Inc., Class A - FR_379577208
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000028839 | Invesco Ltd. - FR_G491BT108
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000028839 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000028839 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000028839 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	23.50%
C000028839 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000028839 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000028839 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000028839 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000028839 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000028839 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000028839 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000028839 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000028839 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000028839 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000028860 | NVIDIA Corp. - FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000028860 | Apple, Inc. - FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000028860 | Microsoft Corp. - FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000028860 | Visa, Inc., Class A - FR_92826C839
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000028860 | Rockwell Automation, Inc. - FR_773903109
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000028860 | Waste Management, Inc. - FR_94106L109
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000028860 | Cia de Saneamento Basico do Estado de Sao Paulo SABESP - FR_B1YCHL900
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000028860 | AbbVie, Inc. - FR_00287Y109
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000028860 | Veralto Corp. - FR_92338C103
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000028860 | Taiwan Semiconductor Manufacturing Co., Ltd. - FR_688910900
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000028860 | Country SummaryJapan
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000028860 | Country SummaryUnited Kingdom
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000028860 | Country SummaryFrance
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000028860 | Country SummaryUnited States
Holdings [Line Items]
Percent of Net Asset Value	57.30%
C000028860 | Country SummaryItaly
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000028860 | Country SummarySwitzerland
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000028860 | Country SummaryHong Kong
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000028860 | Country SummaryGermany
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000028860 | Country SummarySouth Korea
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000028860 | Country SummaryTaiwan
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000028860 | Country Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000028860 | Country SummaryBrazil
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000028860 | Country SummaryCanada
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000028860 | Country SummaryIndia
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000028860 | Country SummaryAustria
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000028860 | 15445736
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000028860 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000028860 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000028860 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000028860 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000028860 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	35.80%
C000028860 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000028860 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000028860 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000028860 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000028860 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000028860 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000028860 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000028861 | NVIDIA Corp. - FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000028861 | Apple, Inc. - FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000028861 | Microsoft Corp. - FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000028861 | Visa, Inc., Class A - FR_92826C839
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000028861 | Rockwell Automation, Inc. - FR_773903109
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000028861 | Waste Management, Inc. - FR_94106L109
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000028861 | Cia de Saneamento Basico do Estado de Sao Paulo SABESP - FR_B1YCHL900
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000028861 | AbbVie, Inc. - FR_00287Y109
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000028861 | Veralto Corp. - FR_92338C103
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000028861 | Taiwan Semiconductor Manufacturing Co., Ltd. - FR_688910900
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000028861 | Country SummaryJapan
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000028861 | Country SummaryUnited Kingdom
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000028861 | Country SummaryFrance
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000028861 | Country SummaryUnited States
Holdings [Line Items]
Percent of Net Asset Value	57.30%
C000028861 | Country SummaryItaly
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000028861 | Country SummarySwitzerland
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000028861 | Country SummaryHong Kong
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000028861 | Country SummaryGermany
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000028861 | Country SummarySouth Korea
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000028861 | Country SummaryTaiwan
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000028861 | Country Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000028861 | Country SummaryBrazil
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000028861 | Country SummaryCanada
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000028861 | Country SummaryIndia
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000028861 | Country SummaryAustria
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000028861 | 15445736
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000028861 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000028861 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000028861 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000028861 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000028861 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	35.80%
C000028861 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000028861 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000028861 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000028861 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000028861 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000028861 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000028861 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	5.20%